Trade and other payables - Break-down (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables
Trade payables	€ 8,679	€ 10,480
Down payments and advances from joint ventures in exploration and production activities	417	401
Payables for purchase of non-current assets	1,393	2,276
Payables due to partners in exploration & production activities	1,120	1,236
Other payables	1,327	1,152
Trade and other current payables	€ 12,936	€ 15,545